Inventory	3 Months Ended	12 Months Ended
	Apr. 30, 2015	Jan. 31, 2015
Inventory [Text Block]

4.             Inventory

Inventory of the Company consisted of the following:

	April 30,	January 31,
	2015	2015

Finished goods	$588,444	$362,226
Less: allowance for obsolete inventory	(148,000)	(179,000)

Total inventory	$440,444	$183,226

Balances at April 30, 2015 and January 31, 2015 are recorded at historical cost, less amounts for potential declines in value. At April 30, 2015, management has recorded an allowance for obsolescence of $148,000 (January 31, 2015: $179,000) to reduce inventory to its estimated net realizable value.

4.	Inventory

Inventory of the Company consisted of the following:

	2015	2014

Finished goods	$362,226	$528,461
Raw materials		75,585
	362,226	604,046
Less: allowance for obsolete inventory	(179,000)	-

Total inventory	$183,226	$604,046

Balances at January 31, 2015 and 2014 are recorded at historical cost, less amounts for potential declines in value. At January 31, 2015, management has recorded an allowance for obsolescence of $179,000 (2014: $Nil) to reduce inventory to its estimated net realizable value.